Restricted cash	6 Months Ended
Dec. 31, 2023
Restricted cash
Restricted cash

21 Restricted cash

			As at
	As at June 30,		December 31,
	2022	2023	2023
	RMB’000	RMB’000	RMB’000
Bank deposits held in an escrow bank account (i)	5,772	1,391	4,462
Bank deposits frozen for legal proceedings (ii)	26,604	25,682	3,508
	32,376	27,073	7,970

Notes:

(i)	The balance represented cash held in an escrow bank account in the PRC with designated usage of settlement with franchisees.
(ii)	The balance mainly represented deposits frozen for the lawsuit relating to illicit competition as disclosed in Note 31(b).